As filed with the Securities and Exchange Commission on May 31, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-09114

The Needham Funds, Inc.
 (Exact name of registrant as specified in charter)

445 Park Avenue, New York, New York 10022-2606
 (Address of principal executive offices) (Zip code)

Mr. George A. Needham, 445 Park Avenue, New York, New York 10022-2606
 (Name and address of agent for service)

1-800-625-7071
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2016

Date of reporting period:  March 31, 2016

Item 1. Schedule of Investments.

Needham Growth Fund
Schedule of Investments
March 31, 2016 (Unaudited)
		Market
	Shares	Value
Common Stocks (97.8%)
Aerospace & Defense (0.6%)
Honeywell International, Inc.	6,000	$672,300
Air Freight & Logistics (0.3%)
FedEx Corp.	2,500	406,800
Airlines (0.2%)
United Continental Holdings, Inc. *	5,000	299,300
Auto Components (0.2%)
Sypris Solutions, Inc. *	213,573	202,894
Biotechnology (7.3%)
Foundation Medicine, Inc. *	7,500	136,350
Gilead Sciences, Inc. †	94,500	8,680,770
		8,817,120
Capital Markets (2.8%)
Financial Engines, Inc. †	66,500	2,090,095
GSV Capital Corp.	48,480	271,488
Oaktree Capital Group LLC	20,000	986,600
		3,348,183
Communications Equipment (9.6%)
KVH Industries, Inc. *	517,250	4,939,738
ViaSat, Inc. * †	90,000	6,613,200
		11,552,938
Electronic Equipment, Instruments & Components (7.2%)
Corning, Inc.	35,000	731,150
Electro Scientific Industries, Inc. *	51,000	364,650
Flir Systems, Inc.	15,000	494,250
Frequency Electronics, Inc. *	33,247	331,805
IPG Photonics Corp. *	100	9,608
Jabil Circuit, Inc. †	150,000	2,890,500
National Instruments Corp.	20,000	602,200
Newport Corp. *	101,600	2,336,800
TTM Technologies, Inc. *	30,750	204,488
Vishay Intertechnology, Inc.	62,500	763,125
		8,728,576
Energy Equipment & Services (0.8%)
Schlumberger Ltd.	12,500	921,875
Health Care Equipment & Supplies (9.7%)
Analogic Corp.	6,250	493,812
Becton Dickinson and Co.	41,500	6,300,530
CONMED Corp.	30,000	1,258,200
Medtronic PLC	26,290	1,971,750
Varian Medical Systems, Inc. *	20,000	1,600,400
		11,624,692
Health Care Providers & Services (7.4%)
Express Scripts Holding Co. * †	130,000	8,929,700
Health Care Technology (0.0%)
Castlight Health, Inc. *	15,000	49,950

Internet Software & Services (4.7%)
Akamai Technologies, Inc. * †	55,000	3,056,350
Amber Road, Inc. *	345,000	1,866,450
Q2 Holdings, Inc. *	20,000	480,800
Reis, Inc.	12,800	301,440
		5,705,040
Life Sciences Tools & Services (9.3%)
Bruker Corp.	20,000	560,000
Thermo Fisher Scientific, Inc. †	75,000	10,619,250
		11,179,250
Media (3.5%)
Comcast Corp.	60,000	3,664,800
Twenty-First Century Fox, Inc.	10,000	278,800
World Wrestling Entertainment, Inc.	12,500	220,750
		4,164,350
Oil, Gas & Consumable Fuels (2.2%)
Hess Corp. †	49,375	2,599,594
Pharmaceuticals (0.2%)
Corium International, Inc. *	80,000	308,800
Professional Services (1.0%)
WageWorks, Inc. *	23,500	1,189,335
Semiconductors & Semiconductor Equipment (14.0%)
Applied Materials, Inc.	8,000	169,440
Brooks Automation, Inc.	90,000	936,000
Entegris, Inc. *	220,000	2,996,400
FormFactor, Inc. *	600,000	4,362,000
Lam Research Corp.	2,500	206,500
MKS Instruments, Inc.	67,500	2,541,375
Nova Measuring Instruments Ltd. *	130,000	1,353,300
PDF Solutions, Inc. *	207,500	2,776,350
Photronics, Inc. *	147,788	1,538,473
		16,879,838
Software (0.5%)
Barracuda Networks, Inc. *	41,673	641,764
Specialty Retail (5.9%)
CarMax, Inc. * †	112,500	5,748,750
Dick's Sporting Goods, Inc.	24,000	1,122,000
Tiffany & Co.	2,500	183,450
		7,054,200
Technology Hardware, Storage & Peripherals (8.6%)
Electronics For Imaging, Inc. *	64,000	2,712,960
Hutchinson Technology, Inc. *	287,500	1,052,250
Super Micro Computer, Inc. *	192,500	6,560,400
		10,325,610
Textiles, Apparel & Luxury Goods (0.2%)
Under Armour, Inc. *	2,500	212,075
Thrifts & Mortgage Finance (0.4%)
Ladder Capital Corp.	36,007	448,287
Trading Companies & Distributors (1.2%)
Air Lease Corp.	45,000	1,445,400
Total Common Stocks
(Cost $57,691,007)		$117,707,871

Short-Term Investments (1.3%)
Money Market Fund (1.3%)
Dreyfus Treasury Prime Cash Management - Institutional Class
0.18% (a)
(Cost $1,610,058)	1,610,058	1,610,058

Total Investments (99.1%)
(Cost $59,301,065)		119,317,929
Total Securities Sold Short (-4.5%)		(5,412,251)
(Proceeds $4,790,156)
Other Assets in Excess of Liabilities (5.4%)		6,470,249
Net Assets (100.0%)		$120,375,927

*	Non-income producing security.
(a)	Rate shown is the seven day yield as of March 31, 2016.
† Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $3,501,050.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp FundServices, LLC.

Needham Growth Fund
Schedule of Securities Sold Short
March 31, 2016 (Unaudited)
		Market
	Shares	Value
Securities Sold Short (-4.3%)
Capital Markets (-0.9%)
Medallion Financial Corp.	115,000	$1,061,450
Communications Equipment (-1.9%)
Ubiquiti Networks, Inc. *	69,250	2,303,947
Distributors (0.0%)
LKQ Corp. *	1,000	31,930
Semiconductors & Semiconductor Equipment (-0.3%)
Advanced Energy Industries, Inc. *	3,750	130,463
Applied Micro Circuits Corp. *	15,000	96,900
Solaredge Technologies, Inc. *	6,546	164,566
		391,929
Software (-1.1%)
ANSYS, Inc. *	15,000	1,341,900
Technology Hardware, Storage & Peripherals (-0.1%)
QLogic Corp. *	5,000	67,200
Total Securities Sold Short (-4.3%)
(Proceeds $4,579,600)		$5,198,356

Exchange Traded Funds Sold Short (-0.2%)
iShares Russell 2000 ETF	1,000	110,620
Market Vectors Semiconductor ETF	1,875	103,275
		213,895
Total Exchange Traded Funds Sold Short (-0.2%)
(Proceeds $210,556)		$213,895

Total Securities & Exchange Traded Funds Sold Short (-4.5%)
(Proceeds $4,790,156)		$5,412,251

* Non-income producing security.

Needham Aggressive Growth Fund
Schedule of Investments
March 31, 2016 (Unaudited)
		Market
	Shares	Value
Common Stocks (99.8%)
Air Freight & Logistics (0.1%)
FedEx Corp.	200	$32,544
Biotechnology (4.2%)
Gilead Sciences, Inc. †	23,000	2,112,780
Capital Markets (2.1%)
Financial Engines, Inc.	29,000	911,470
GSV Capital Corp.	24,175	135,380
		1,046,850
Commercial Services & Supplies (0.2%)
Clean Harbors, Inc. *	2,400	118,416
Communications Equipment (9.3%)
KVH Industries, Inc. *	308,000	2,941,400
Norsat International, Inc. *	65,000	342,550
ViaSat, Inc. * †	19,500	1,432,860
		4,716,810
Electrical Equipment (1.2%)
Vicor Corp. *	60,000	628,800
Electronic Equipment, Instruments & Components (5.8%)
FEI Co. †	13,500	1,201,635
Flir Systems, Inc.	8,500	280,075
Frequency Electronics, Inc. *	50,100	499,998
IPG Photonics Corp. *	4,600	441,968
National Instruments Corp.	9,000	270,990
Newport Corp. *	4,250	97,750
Vishay Precision Group, Inc. *	10,000	140,100
		2,932,516
Energy Equipment & Services (0.3%)
Aspen Aerogels, Inc. *	35,200	158,400
Health Care Equipment & Supplies (3.1%)
Analogic Corp.	5,750	454,307
Becton Dickinson and Co.	4,500	683,190
LeMaitre Vascular, Inc.	28,000	434,560
		1,572,057
Health Care Providers & Services (1.1%)
Civitas Solutions, Inc. *	7,500	130,725
Express Scripts Holding Co. *	6,000	412,140
		542,865
Health Care Technology (0.7%)
Omnicell, Inc. *	13,000	362,310
Hotels, Restaurants & Leisure (0.6%)
Panera Bread Co. *	1,400	286,762
Household Durables (0.3%)
iRobot Corp. *	5,000	176,500
Household Products (2.3%)
Oil-Dri Corp. of America	34,687	1,171,727

Insurance (0.1%)
Crawford & Co.	7,500	45,150
Internet Software & Services (14.9%)
Akamai Technologies, Inc. * †	67,500	3,750,975
Amber Road, Inc. *	155,000	838,550
ARI Network Services, Inc. *	15,000	65,850
ChannelAdvisor Corp. *	14,117	158,816
Q2 Holdings, Inc. *	12,500	300,500
Reis, Inc. †	95,200	2,241,960
TheStreet, Inc.	125,000	155,000
		7,511,651
Media (0.2%)
World Wrestling Entertainment, Inc.	6,000	105,960
Oil, Gas & Consumable Fuels (0.7%)
Hess Corp.	6,375	335,644
Pharmaceuticals (0.4%)
Corium International, Inc. *	46,050	177,753
Professional Services (3.3%)
CRA International, Inc. *	13,500	265,140
WageWorks, Inc. * †	28,000	1,417,080
		1,682,220
Real Estate Investment Trusts (REITs) (2.4%)
Equinix, Inc.	3,593	1,188,241
Semiconductors & Semiconductor Equipment (23.8%)
Entegris, Inc. *	200,000	2,724,000
FormFactor, Inc. *	335,000	2,435,450
MKS Instruments, Inc.	29,100	1,095,615
Nova Measuring Instruments Ltd. *	94,900	987,909
PDF Solutions, Inc. * †	252,500	3,378,450
Photronics, Inc. *	112,500	1,171,125
Ultra Clean Holdings, Inc. *	30,150	161,604
Xcerra Corp. *	10,000	65,200
		12,019,353
Software (5.6%)
Barracuda Networks, Inc. *	13,539	208,501
Bottomline Technologies, Inc. *	23,000	701,270
Exa Corp. *	5,000	64,750
GSE Systems, Inc. *	680,000	1,842,800
		2,817,321
Specialty Retail (3.2%)
CarMax, Inc. * †	22,500	1,149,750
Dick's Sporting Goods, Inc.	10,000	467,500
		1,617,250
Technology Hardware, Storage & Peripherals (13.3%)
Apple, Inc. †	22,250	2,425,028
Electronics For Imaging, Inc. *	16,000	678,240
Hutchinson Technology, Inc. *	162,500	594,750
Silicon Graphics International Corp. *	18,000	128,160
Super Micro Computer, Inc. * †	85,500	2,913,840
		6,740,018
Thrifts & Mortgage Finance (0.4%)
Ladder Capital Corp.	16,783	208,948

Trading Companies & Distributors (0.2%)
Air Lease Corp.	3,000	96,360
Total Common Stocks
(Cost $27,712,312)		$50,405,206

Short-Term Investments (0.2%)
Money Market Fund (0.2%)
Dreyfus Treasury Prime Cash Management - Institutional Class
0.18% (a)
(Cost $117,994)	117,994	117,994

Total Investments (100.0%)
(Cost $27,830,306)		50,523,200
Total Securities Sold Short (-7.1%)		(3,567,044)
(Proceeds $3,143,364)
Other Assets in Excess of Liabilities (7.1%)		3,565,165
Net Assets (100.0%)		$50,521,321

*	Non-income producing security.
(a)	Rate shown is the seven day yield as of March 31, 2016.
† Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $3,836,300.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp FundServices, LLC.

Needham Aggressive Growth Fund
Schedule of Securities Sold Short
March 31, 2016 (Unaudited)
		Market
	Shares	Value
Securities Sold Short (-7.1%)
Capital Markets (-2.3%)
Medallion Financial Corp.	123,000	$1,135,290
Communications Equipment (-3.0%)
Ubiquiti Networks, Inc. *	46,250	1,538,738
Semiconductors & Semiconductor Equipment (-0.5%)
Applied Micro Circuits Corp. *	15,000	96,900
Solaredge Technologies, Inc. *	6,546	164,566
		261,466
Software (-0.9%)
ANSYS, Inc. *	5,000	447,300
Thrifts & Mortgage Finance (-0.4%)
Federal Home Loan Mortgage Corp. *	137,500	184,250
Total Securities Sold Short (-7.1%)
(Proceeds $3,143,364)		$3,567,044

* Non-income producing security.

Needham Small Cap Growth Fund
Schedule of Investments
March 31, 2016 (Unaudited)
		Market
	Shares	Value
Common Stocks (78.3%)
Communications Equipment (7.7%)
KVH Industries, Inc. *	130,000	$1,241,500
Ruckus Wireless, Inc. * †	75,000	735,750
		1,977,250
Electrical Equipment (0.7%)
Generac Holdings, Inc. *	5,000	186,200
Electronic Equipment, Instruments & Components (18.8%)
Electro Scientific Industries, Inc. *	23,000	164,450
Frequency Electronics, Inc. *	105,000	1,047,900
Newport Corp. *	105,550	2,427,650
TTM Technologies, Inc. *	175,000	1,163,750
		4,803,750
Health Care Providers & Services (0.8%)
Express Scripts Holding Co. *	3,000	206,070
Health Care Technology (0.9%)
Castlight Health, Inc. *	15,000	49,950
Omnicell, Inc. *	6,000	167,220
		217,170
Household Products (1.0%)
Oil-Dri Corp. of America	7,723	260,883
Internet Software & Services (10.5%)
Akamai Technologies, Inc. *	1,000	55,570
Amber Road, Inc. *	225,000	1,217,250
Reis, Inc. †	44,308	1,043,453
TheStreet, Inc.	300,000	372,000
		2,688,273
Oil, Gas & Consumable Fuels (1.1%)
Hess Corp.	5,250	276,412
Semiconductors & Semiconductor Equipment (20.7%)
Entegris, Inc. *	35,000	476,700
FormFactor, Inc. *	120,000	872,400
MKS Instruments, Inc. †	22,500	847,125
Nanometrics, Inc. *	1,402	22,208
PDF Solutions, Inc. * †	90,000	1,204,200
Photronics, Inc. *	20,000	208,200
Ultra Clean Holdings, Inc. *	310,000	1,661,600
		5,292,433
Software (0.8%)
Barracuda Networks, Inc. *	13,650	210,210
Technology Hardware, Storage & Peripherals (12.4%)
Hutchinson Technology, Inc. *	137,500	503,250
Silicon Graphics International Corp. *	220,000	1,566,400
Super Micro Computer, Inc. * †	32,500	1,107,600
		3,177,250
Thrifts & Mortgage Finance (0.4%)
LendingTree, Inc. *	1,000	97,780

Trading Companies & Distributors (2.5%)
Air Lease Corp. †	20,000	642,400
Total Common Stocks
(Cost $18,605,933)		$20,036,081

Closed-End Funds (0.2%)
Tekla Healthcare Investors	1,000	24,000
Tekla Life Sciences Investors	1,500	26,910
		50,910
Total Closed-End Funds
(Cost $48,852)		$50,910

Short-Term Investments (20.5%)
Money Market Fund (20.5%)
Dreyfus Treasury Prime Cash Management - Institutional Class
0.18% (a)
(Cost $5,255,482)	5,255,482	5,255,482

Total Investments (99.0%)
(Cost $23,910,267)		25,342,473
Total Securities Sold Short (-5.1%)		(1,294,908)
(Proceeds $1,250,792)
Other Assets in Excess of Liabilities (6.1%)		1,548,621
Net Assets (100.0%)		$25,596,186

*	Non-income producing security.
(a)	Rate shown is the seven day yield as of March 31, 2016.
† Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $935,800.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp FundServices, LLC.

Needham Small Cap Growth Fund
Schedule of Securities Sold Short
March 31, 2016 (Unaudited)
		Market
	Shares	Value
Securities Sold Short (-1.1%)
Communications Equipment (-0.2%)
Ubiquiti Networks, Inc. *	1,500	$49,905
Distributors (-0.1%)
LKQ Corp. *	1,000	31,930
Semiconductors & Semiconductor Equipment (-0.5%)
Advanced Energy Industries, Inc. *	3,750	130,463
Technology Hardware, Storage & Peripherals (-0.3%)
QLogic Corp. *	5,000	67,200
Total Securities Sold Short (-1.1%)
(Proceeds $261,581)		$279,498

Exchange Traded Funds Sold Short (-4.0%)
iShares Russell 2000 ETF	2,000	221,240
iShares Russell 2000 Growth ETF	2,000	265,360
iShares Russell 2000 Value ETF	2,000	186,420
iShares Russell Microcap ETF	2,000	135,840
Market Vectors Semiconductor ETF	3,750	206,550
		1,015,410
Total Exchange Traded Funds Sold Short (-4.0%)
(Proceeds $989,211)		$1,015,410

Total Securities & Exchange Traded Funds Sold Short (-5.1%)
(Proceeds $1,250,792)		$1,294,908

* Non-income producing security.

Notes to Schedule of Investments (Unaudited)

1.	Organization

Needham Growth Fund ("NGF"), Needham Aggressive Growth Fund ("NAGF") and Needham Small Cap Growth Fund ("NSCGF") (each, a "Portfolio" and collectively, the "Portfolios"), are portfolios of The Needham Funds, Inc. (the "Company"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Company was organized as a Maryland corporation on October 12, 1995.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Security Valuation: Portfolio securities for which market quotations are readily available are stated at the last sale price reported by the principal exchange for the security as of the exchange's close of business. Securities for which no sale has taken place during the day and securities which are not listed on an exchange are valued at the mean of the highest closing bid and lowest asked prices. Exchange traded options are valued at the last reported sale price on any exchange on which the option is principally traded. If no sales are reported on a particular day, the options will be valued at the mean between the highest closing bid and lowest asked prices across the exchanges where the option is traded. Non-exchange traded options will also be valued at the mean between the last bid and asked quotations. For options where market quotations are not readily available, value will be determined in accordance with the fair value procedures described below. All other securities and assets for which (a) market quotations are not readily available, such as in the case of a market or technical disruption that prevents the normal trading of a security held by a Portfolio, (b) market quotations are believed to be unrepresentative of fair market value, such as in the case of a thinly traded security, or (c) valuation is normally made at the last sale price on a foreign exchange and a significant event occurs after the close of that exchange but before the New York Stock Exchange closes, are valued at their fair value as determined in good faith by the Board of Directors (the "Board") in accordance with Fair Value Procedures established by the Board. The Company's Fair Value Procedures are implemented and monitored by a Fair Value Committee (the "Committee") designated by the Board. When a security is valued in accordance with the Fair Value Procedures, the Committee determines a value after taking into consideration any relevant information that is reasonably available to the Committee. Some of the more common reasons that may necessitate that a security be valued pursuant to these Fair Value Procedures include, but are not limited to: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. The assets of each Portfolio may also be valued on the basis of valuations provided by a pricing service approved by, or on behalf of, the Board.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the mean of the highest closing bid and lowest asked prices on the exchange or system where the security is principally traded.

The Portfolios did not value any securities in accordance with the Fair Value Procedures as of March 31, 2016.

Investment Transactions: Changes in holdings of portfolio securities for the Portfolios shall be reflected no later than in the first calculation on the first business day following the trade date for purposes of calculating each Portfolio's daily net asset value per share. However, for financial reporting purposes, portfolio security transactions are reported on the trade date of the last business day of the reporting period. The cost (proceeds) of investments sold (bought to cover) is determined on a specific identification basis for the purpose of determining gains or losses on sales and buys to cover short positions. Dividend income, distributions to shareholders and dividend expense from securities sold short are recorded on the ex-dividend date. Interest income and interest expense from securities sold short is recorded on an accrual basis.

Foreign Currency: Foreign currency amounts are translated into U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of realized gains arising from changes in the exchange rates are included with the net realized and unrealized gain or loss on investments. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

The Portfolios may also invest in forward currency contracts. Fluctuations in the value of such forward currency transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement. These instruments involve securities and currency market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the statements of assets and liabilities. Risks also arise from the possible inability of counterparties to meet the terms of their contracts. The Portfolios did not enter into forward currency contracts during the three months ended March 31, 2016.

Allocation of Expenses: Expenses directly attributable to a Portfolio are charged directly to that Portfolio, while expenses which are attributable to more than one Portfolio are allocated among the respective Portfolios based upon relative net assets or some other reasonable method.

Use of Estimates: The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid annually for the Portfolios. Distributable net realized gains, if any, are declared and distributed at least annually.

Redemption Fees: The Portfolios reserve the right to assess a redemption fee for shares held 60 days or less. The shareholder will be charged a fee equal to 2.00% of the value of the shares redeemed. The redemption fee is intended to offset excess brokerage commissions and other costs associated with fluctuations in asset levels and cash flows caused by frequent trading by shareholders. The applicability of the redemption fee will be calculated using a first-in first-out method, which means the oldest shares, will be redeemed first, followed by the redemption of more recently acquired shares. For the three months ended March 31, 2016, NGF, NAGF and NSCGF had contributions to capital due to redemption fees in the amounts of $532, $191 and $222, respectively.

Federal Income Taxes: It is the policy of each Portfolio to continue to qualify as a regulated investment company, as defined in the Internal Revenue Code, by complying with the provisions available to certain investment companies and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for income taxes has been made in the Portfolios' financial statements.

As of March 31, 2016, the Portfolios did not have any tax positions that did not meet the "more-likely-than-not" threshold of being sustained by the applicable tax authority. Open tax years are those that are open for exam by Federal and state taxing authorities.

Fair Value Measurements: Valuation inputs used to determine the value of the Portfolios' investments are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets.

Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (which may include the Portfolios' own assumptions in determining the fair value of investments).

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Portfolio securities listed or traded on securities exchanges, including ADRs, are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the mean of the highest closing bid and lowest asked prices on the exchange or system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Portfolios' net asset values are calculated. These valuations are categorized as Level 2 in the fair value hierarchy. As of March 31, 2016, the Portfolios did not hold any Level 2 or Level 3 securities.

The following is a summary categorization, as of March 31, 2016, of each Portfolio's investments based on the level of inputs utilized in determining the value of such investment:

	LEVEL 1 - Quoted Prices(1)(3)
	NGF	NAGF	NSCGF
Assets
Common Stocks(2)	$117,707,871	$50,405,206	$20,036,081
Closed-End Funds	-	-	50,910
Short-Term
Investments	1,610,058	117,994	5,255,482
Liabilities
Securities Sold Short(2)	(5,412,251)	(3,567,044)	(1,294,908)
Total	$113,905,678	$46,956,156	$24,047,565
(1) As of March 31, 2016, the Portfolios did not hold Level 2 or Level 3 investments.
(2) Please refer to the Schedule of Investments and Schedule of Securities Sold Short to view segregation by industry.
(3) There were no transfers into or out of Levels 1, 2 or 3 during the period.

3.	Short Sale Transactions

During the three months ended March 31, 2016, each Portfolio sold securities short. Upon selling a security short, the Portfolios record an asset for the settlement amount and a corresponding liability, which is marked-to-market to reflect current value. Certain securities owned by each respective Portfolio are segregated as collateral while the short sales are outstanding. At March 31, 2016, the market value of securities separately segregated to cover short positions was $3,501,050, $3,836,300, and $935,800 for NGF, NAGF and NSCGF, respectively.

Additionally, the Portfolios had receivables for Deposit with Broker for Securities Sold Short of $5,338,668, $3,547,944, and $1,175,438 pledged as collateral with a broker in connection with open short positions for NGF, NAGF and NSCGF, respectively. Securities sold short at March 31, 2016 and their related market values and proceeds are set forth in the preceding Schedule of Securities Sold Short for each Portfolio.

4.	Financial Instruments With Off-Balance Sheet Risk

In the normal course of their business, the Portfolios may engage in transactions with off-balance sheet risk, including securities sold short, written options, futures, and forward currency contracts. Transactions in certain financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market values of the securities underlying the financial instruments may be in excess of the amounts recognized in the financial statements.

Securities sold short represent obligations of the Portfolios to make future delivery of specific securities and, correspondingly, create an obligation to purchase the securities at market prices prevailing at a later delivery date (or to deliver the securities if already owned by the Portfolios). As a result, short sales create the risk that the Portfolios' ultimate obligation to satisfy the delivery requirements may exceed the amount of the proceeds initially received on the liability recorded in the financial statements.

5. Indemnification

Under the Company's organizational documents, its Directors and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the ordinary course of business, the Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6. Federal Income Taxes

No provision for federal income taxes is required since the Company intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from GAAP, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. Temporary differences are generally due to differing book and tax treatment for the timing of the recognition of gains and losses on securities, including post-October losses (as described below). Permanent differences are generally due to differing treatment of net investment losses. To the extent these differences are permanent, they are charged or credited to paid-in capital, accumulated net realized gain (loss), or accumulated net investment income (loss), as appropriate, in the period in which the differences arise. These reclassifications have no effect on net assets or net asset value per share of each Portfolio.

As of December 31, 2015, the cost, gross unrealized appreciation, gross unrealized depreciation, and the net unrealized appreciation (depreciation) on securities, including proceeds from securities sold short for federal income tax purposes, were as follows:*
				Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
NGF	$66,025,870	$65,528,413	$(5,190,766)	$60,337,647
NAGF	27,938,076	25,344,869	(2,517,339)	22,827,530
NSCGF	24,275,835	2,429,892	(3,010,528)	(580,636)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Portfolios' previous fiscal year-end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Company's most recent semi-annual or annual report.

Item 2. Controls and Procedures.
(a)
The Registrant's Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Needham Funds, Inc.

By  /s/ George A. Needham
     George A. Needham, President (Chief Executive Officer)

Date  May 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ George A. Needham
     George A. Needham, President (Chief Executive Officer)

Date  May 31, 2016

By  /s/ James W. Giangrasso
     James W. Giangrasso, Treasurer and Secretary (Chief Financial Officer)

Date  May 31, 2016